Note 7 - Stock Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2019	175,585	1.27
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on March 31, 2019	175,585	1.27